Supplement to the
Fidelity® International High Dividend ETF and Fidelity® International Value Factor ETF
March 1, 2019
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

Payal Gupta serves as a portfolio manager of the funds.

The following information supplements information found in the “Management Contracts” section.

Fidelity® International High Dividend ETF and Fidelity® International Value Factor ETF are managed by Geode, a sub-adviser to each fund. Payal Gupta is a portfolio manager of each fund and receives compensation for her services. As of June 30, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to each fund’s relative pre-tax investment performance measured against the fund’s benchmark index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Ms. Gupta as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	61	62	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$422,998	$41,321	$1,658
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® International High Dividend ETF ($41 (in millions) assets managed) and Fidelity® International Value Factor ETF ($13 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity® International High Dividend ETF beneficially owned by Ms. Gupta was none. As of June 30, 2019, the dollar range of shares of Fidelity® International Value Factor ETF beneficially owned by Ms. Gupta was none.

IHD-IVEB-19-02 1.9895977.101	August 23, 2019

Supplement to the
Fidelity® Dividend ETF for Rising Rates, Fidelity® High Dividend ETF, Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF and Fidelity® Value Factor ETF
November 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

Payal Gupta serves as a portfolio manager of the funds.

The following information supplements information found in the "Management Contracts" section.

Fidelity® High Dividend ETF, Fidelity® Dividend ETF for Rising Rates, Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF, and Fidelity® Value Factor ETF are managed by Geode, a sub-adviser to each fund. Payal Gupta is a portfolio manager of each fund and receives compensation for her services. As of June 30, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to each fund’s relative pre-tax investment performance measured against the fund’s benchmark index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Ms. Gupta as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	61	62	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$422,998	$41,321	$1,658
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® High Dividend ETF ($346 (in millions) assets managed), Fidelity® Dividend ETF for Rising Rates ($370 (in millions) assets managed), Fidelity® Low Volatility Factor ETF ($228 (in millions) assets managed), Fidelity® Momentum Factor ETF ($112 (in millions) assets managed), Fidelity® Quality Factor ETF ($156 (in millions) assets managed), and Fidelity® Value Factor ETF ($138 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity® High Dividend ETF beneficially owned by Ms. Gupta was none, the dollar range of shares of Fidelity® Dividend ETF for Rising Rates beneficially owned by Ms. Gupta was none, the dollar range of shares of Fidelity® Low Volatility Factor ETF beneficially owned by Ms. Gupta was none, the dollar range of shares of Fidelity® Momentum Factor ETF beneficially owned by Ms. Gupta was none, the dollar range of shares of Fidelity® Quality Factor ETF beneficially owned by Ms. Gupta was none, and the dollar range of shares of Fidelity® Value Factor ETF beneficially owned by Ms. Gupta was none.

CPFB-19-02 1.9881345.103	August 23, 2019

Supplement to the
Fidelity® Targeted Emerging Markets Factor ETF and Fidelity® Targeted International Factor ETF
February 20, 2019
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

Payal Gupta serves as portfolio manager of the funds.

The following information supplements information found in the “Management Contracts” section.

Fidelity® Targeted Emerging Markets Factor ETF and Fidelity® Targeted International Factor ETF are managed by Geode, a sub-adviser to each fund. Payal Gupta is a portfolio manager of each fund and receives compensation for her services. As of June 30, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to each fund’s relative pre-tax investment performance measured against the fund’s benchmark index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Ms. Gupta as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	61	62	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$422,998	$41,321	$1,658
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Targeted Emerging Markets Factor ETF ($10 (in millions) assets managed) and Fidelity® Targeted International Factor ETF ($10 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity® Targeted Emerging Markets Factor ETF beneficially owned by Ms. Gupta was none. As of June 30, 2019, the dollar range of shares of Fidelity® Targeted International Factor ETF beneficially owned by Ms. Gupta was none.

IES-EMKB-19-02 1.9895975.101	August 23, 2019

Supplement to the
Fidelity® Small-Mid Factor ETF
February 20, 2019
STATEMENT OF ADDITIONAL INFORMATION

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

Payal Gupta serves as portfolio manager of the fund.

The following information supplements information found in the “Management Contract” section.

Fidelity® Small-Mid Factor ETF is managed by Geode, a sub-adviser to the fund. Payal Gupta is a portfolio manager of the fund and receives compensation for her services. As of June 30, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Small-Mid Factor ETF’s relative pre-tax investment performance measured against the fund’s benchmark index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Ms. Gupta as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	61	62	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$422,998	$41,321	$1,658
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Small-Mid Factor ETF ($8 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity® Small-Mid Factor ETF beneficially owned by Ms. Gupta was none.

SFEB-19-02 1.9895974.101	August 23, 2019